Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Equity reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2022	$ 413,660	$ 12,237	$ 23,399	$ (60,243)	$ 389,053
Beginning Balance (shares) at Mar. 31, 2022	82,241,988
Share-based compensation		8,378			8,378
Shares offering	$ 3,822				$ 3,822
Shares offering (shares)	1,306,473				1,306,476
Vesting of restricted stock units (shares)	624,250
Vesting of restricted stock units	$ 1,751	(1,751)			$ 0
Issuance costs	(20)				(20)
Loss for the period				(236,423)	(236,423)
Translation adjustment			(884)		(884)
Realized gain on digital currencies			(15,111)		(15,111)
Ending Balance at Mar. 31, 2023	$ 419,213	18,864	7,404	(296,666)	148,815
Ending Balance (shares) at Mar. 31, 2023	84,172,711
Share-based compensation		7,249			7,249
Special warrants (shares)	5,750,000
Special warrants	$ 21,738				21,738
Shares offering	$ 57,678				57,678
Shares offering (shares)	14,986,724
Vesting of restricted stock units (shares)	802,650
Vesting of restricted stock units	$ 2,568	(2,568)			0
Issuance costs	$ (3,257)	1,280			(1,977)
Asset acquisition (Shares)	345,566
Asset acquisition	$ 1,088				1,088
Exercise of options	$ 180	(84)			96
Exercise of options (shares)	22,500
Loss for the period				(51,205)	(51,205)
Translation adjustment			(1,076)		(1,076)
Revaluation gain on digital currencies			77,286		77,286
Ending Balance at Mar. 31, 2024	$ 499,208	$ 24,741	$ 83,614	$ (347,871)	$ 259,692
Ending Balance (shares) at Mar. 31, 2024	106,080,151